CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Cash Flows From Operating Activities:
Net income	$ 305,984	$ 109,851	$ 233,763
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	58,543	55,715	51,939
Amortization	31,526	30,621	24,084
Impairment on investment in Kemrock		51,092
Loss Contingency		65,134
Asset impairment charge		7,416
Other-than-temporary impairments on marketable securities	161	14,279	1,604
Deferred income taxes	6,572	(40,991)	(7,088)
Stock-based compensation expense	23,568	17,145	13,904
Other	(1,833)	(2,190)	(6,590)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
Decrease (increase) in receivables	(79,080)	(6,853)	(36,791)
Decrease (increase) in inventory	(59,001)	(40,079)	(14,856)
Decrease (increase) in prepaid expenses and other current and long-term assets	(12,586)	2,236	24,897
Increase in accounts payable	42,216	70,803	31,202
(Decrease) increase in accrued compensation and benefits	19,193	(8,399)	11,299
(Decrease) in accrued loss reserves	(146)	(1,847)	(3,489)
Increase in other accrued liabilities	14,855	61,035	(31,998)
(Decrease) in contingent payment	(63,014)
Other	(8,809)	(16,514)	2,992
Cash From Operating Activities	278,149	368,454	294,872
Cash Flows From Investing Activities:
Capital expenditures	(93,792)	(91,367)	(71,615)
Acquisition of businesses, net of cash acquired	(39,248)	(397,425)	(163,414)
Purchase of marketable securities	(83,536)	(106,301)	(69,824)
Proceeds from sales of marketable securities	62,896	106,509	51,415
Proceeds from sales of assets and businesses	2,794	128	2,171
Investment in unconsolidated affiliates			(32,529)
Other	1,175	11,052	16,474
Cash (Used For) Investing Activities	(149,711)	(477,404)	(267,322)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	208,582	300,902	27,894
Reductions of long-term and short-term debt	(215,105)	(49,376)	(36,128)
Cash dividends	(125,743)	(117,647)	(112,153)
Repurchase of stock	(12,907)	(3,013)	(6,985)
Exercise of stock options	7,930	7,284	9,931
Cash From (Used For) Financing Activities	(137,243)	138,150	(117,441)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(1,881)	(1,614)	(29,152)
Net Change in Cash and Cash Equivalents	(10,686)	27,586	(119,043)
Cash and Cash Equivalents at Beginning of Period	343,554	315,968	435,011
Cash and Cash Equivalents at End of Period	332,868	343,554	315,968
Cash paid during the year for:
Interest	81,505	77,869	70,517
Income taxes	103,338	106,043	96,067
Supplemental Schedule of Non-Cash Investing and Financing Activities:
Debt from business combinations		$ 1,377	$ 3,858